Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
€ in Millions, ₨ in Millions, ر.ق in Millions, ر.س in Millions, £ in Millions, Rp in Millions, R$ in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 SAR (ر.س)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 QAR (ر.ق)	Mar. 31, 2021 BRL (R$)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 IDR (Rp)	Mar. 31, 2021 BHD (.د.ب)
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | ₨	₨ 60,363	₨ 54,020
Interest expense on loans, borrowings and bank overdrafts | ₨	1,897	3,166	₨ 4,058
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | ₨	66,533
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | $				$ 593
Remaining borrowing capacity | $				$ 593
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | $					$ 73
Remaining borrowing capacity | $					$ 33
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | €							€ 33
Remaining borrowing capacity | €							€ 33
Line of credit [member] | Indonesia, Rupiahs
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | Rp												Rp 13,000
Remaining borrowing capacity | Rp												Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity | ₨	8,620
Line of credit [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | R$										R$ 13
Remaining borrowing capacity | R$										R$ 3
Line of credit [member] | Saudi Arabia, Riyals
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | ر.س						ر.س 20
Remaining borrowing capacity | ر.س						ر.س 20
Line of credit [member] | United Kingdom, Pounds
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | £								£ 6
Remaining borrowing capacity | £								£ 6
Line of credit [member] | Qatar, Rials
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | ر.ق									ر.ق 10
Remaining borrowing capacity | ر.ق									ر.ق 10
Line of credit [member] | Australia, Dollars
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | $											$ 150
Remaining borrowing capacity | $											$ 150
Line of credit [member] | Bahrain, Dinars
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | .د.ب													.د.ب 1
Remaining borrowing capacity | .د.ب													.د.ب 1
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowing limits | ₨	56,421	41,597
Remaining borrowing capacity | ₨	₨ 39,293	₨ 22,790